INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2023
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which the Company is not the primary beneficiary.

As of June 30, 2023, June 30, 2022 and December 31, 2022, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2023	June 30, 2022	December 31, 2022
River Box Holding Inc. (“River Box”)	49.90%	49.90%	49.90%

River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, in relation to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen Holding Limited (“Hemen”), the Company's largest shareholder and a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method.

Summarized balance sheet information of the Company’s equity method investees is as follows:

	River Box
(in thousands of $)	June 30, 2023	December 31, 2022
Share presented	49.90%	49.90%
Current assets	15,742	15,186
Non-current assets	227,886	234,572
Total assets	243,628	249,758
Current liabilities	14,699	14,267
Non-current liabilities (1)	212,387	218,944
Total liabilities	227,086	233,211
Total stockholders’ equity (2)	16,542	16,547

(1) River Box non-current liabilities as of June 30, 2023 include $45.0 million due to SFL (December 31, 2022: $45.0 million) (See Note 17: Related Party Transactions).

(2) In the six months ended June 30, 2023, River Box paid a dividend of $1.5 million to SFL (June 30, 2022: $1.5 million, December 31, 2022: $2.9 million).
Summarized statement of operations information of the Company’s equity method investees is as follows:

	River Box
	Six months ended June 30,
(in thousands of $)	2023	2022
Share presented	49.90%	49.90%
Operating revenues	9,221	9,665
Net operating revenues	9,212	9,654
Net income	1,451	1,405

The associated companies recognized an allowance for expected credit losses in respect of their principal financial assets: 'Investment in direct financing leases' and 'Related party receivable balances', held at the reporting date. Movements in the six months ended June 30, 2023 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	River Box
Share presented	49.90%
Balance as of December 31, 2022	378
Allowance recorded in net income of associated companies	(62)
Balance as of June 30, 2023	316

The Company has estimated the allowance for expected credit losses based on an analysis of factors including the credit rating assigned to the lessee, management's assessment of current and expected conditions in the market and collateral exposure.